Expenses - Summary of Corporate and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Corporate And Administrative Expenses [Abstract]
Salaries	$ 3,632	$ 3,315
Consulting and professional fees	1,956	2,015
Share-based payments	1,287	837
Rent and office costs	359	317
Administrative and other	1,403	1,123
Corporate and administrative expenses	$ 8,637	$ 7,607